DECONSOLIDATION OF ORANIM PHARMACY (Tables)	6 Months Ended
Jun. 30, 2024
Discontinued Operations And Deconsolidation [Abstract]
Disclosure of consolidated statement of financial position of discontinued operations [Table Text Block]
	April 15, 2024	December 31, 2023
ASSETS

Current assets:
Cash and cash equivalents	$346	$308
Trade receivables	1,324	1,289
Other accounts receivable	758	761
Inventories	837	725

	3,265	3,083
Non-current assets:
Property, plant and equipment, net	783	802
Right-of-use assets, net	533	565
Intangible assets, net	1,414	1,575
Goodwill	3,499	3,455

	6,229	6,397

Total Assets	$9,494	$9,480

	April 15, 2024	December 31, 2023
LIABILITIES

Current liabilities:
Trade payables	$1,597	$1,477
Other accounts payable and accrued expenses	176	230
Purchase consideration payable	2,172	2,097
Put option liability	1,973	2,697
Current maturities of operating lease liabilities	155	152

	6,073	6,653
Non-current liabilities:
Lease liabilities	372	406
Deferred tax liability, net	326	364

	698	770

Total liabilities	$6,771	$7,423
Non controlling interest	$(41)	$219